Share-Based Payments (Details) - Schedule of Weighted-Average Assumptions Used Black-Scholes Option Pricing - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Weighted-Average Assumptions Used Black-Scholes Option Pricing [Abstract]
Expected option life (years)		1 year 6 months	3 years
Expected volatility		90.00%	80.00%
Risk-free interest rate		3.18%	3.12%
Expected dividend yield
Fair value of underlying shares of common stock (in Dollars per share)		$ 1.17	$ 17.01